Finance Revenue and Costs	12 Months Ended
Dec. 31, 2019
Analysis Of Income And Expense [Abstract]
Finance Revenue and Costs

6. FINANCE REVENUE AND COSTS

Finance revenue relates to interest earned on the Company’s bank account balances and term deposits.

Finance costs recognized in net earnings (loss) were as follows:

	Years ended December 31
($000s)	2019	2018
Interest on long-term debt	3,211	4,275
Interest on borrowing base facility	427	440
Amortization of deferred financing costs	368	360
Interest on lease obligations	250	-
Finance costs	4,256	5,075
Interest paid	(3,664)	(4,767)